Financial results	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial results

29	Financial results

Transactions in foreign currencies are translated into the respective functional currency of the Company’s subsidiaries at the exchange rates in effect on the transaction dates.

Monetary assets and liabilities denominated and measured in foreign currency on the reporting date are re-translated into the functional currency at the exchange rate on said date. Non-monetary assets and liabilities measured at fair value in foreign currency are re-translated into the functional currency at the exchange rate on the date on which the fair value was determined. Non-monetary items that are measured based on the historical cost in foreign currencies are translated at the exchange rate on the date of the transaction. The differences in foreign currencies resulting from conversion are recognized in financial income or loss, unless the liability involves a cash flow hedge accounting relationship.

		2025	2024	2023
Financial income
Interest income		726	1,256	1,469
Inflation indexation income on tax assets	(i)	1,128	105	51
Adjustment to present value		191	273	139
Other		245	85	19
Total		2,290	1,719	1,678

Financial expenses
Interest expenses		(4,945)	(5,173)	(3,969)
Adjustment to present value		(861)	(920)	(616)
Interest expenses on leases		(305)	(264)	(281)
Other		(691)	(496)	(723)
Total		(6,802)	(6,853)	(5,589)

Derivatives and exchange rate variations, net
Exchange variation on financial assets		575	1,115	(751)
Exchange variation on financial liabilities		2,951	(12,668)	1,351
Gain on derivatives			66	83
Losses on derivatives		(52)	(33)	(172)
Total		3,474	(11,520)	511

Total		(1,038)	(16,654)	(3,400)
(i)	Includes R$891 relating to the inflation indexation of the CIDE deduction credit in PIS/COFINS and R$132 to the inflation indexation of the REIQ (note 9(i)).

The effects from exchange variations on the Company’s transactions are due to the depreciation of Brazilian Real and Mexican peso, according to the following:

	End of year rate			Average rate
								Variation
	2025	2024	Variation	2025	2024	2023	2025/2024	2024/2023
U.S. dollar - Brazilizan real	5.5024	6.1923	-11.14%	5.5855	5.3920	4.9953	3.59%	7.94%
Euro - Brazilizan real	6.4692	6.4363	0.51%	6.3095	5.8340	5.4023	8.15%	7.99%
Mexican peso - Brazilizan real	0.3064	0.2986	2.61%	0.2913	0.2940	0.2816	-0.91%	4.41%
U.S. dollar - Mexican peso	17.9709	20.7505	-13.40%	19.1930	18.1605	17.7913	5.69%	2.08%
U.S. dollar - Euro	0.8506	0.9621	-11.59%	0.8857	0.9242	0.9246	-4.17%	-0.05%